Capital and share premium - Summary of capital and share premium (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Capital	€ 78,585	€ 78,585
Share premium	6,317	6,317
Other reserves	34,239	33,172
Capital redemption reserve	234,562	234,562
Accumulated deficit	€ (323,053)	€ (308,997)
Total number of issued and outstanding shares	22,593,956	22,593,956